BLACKROCK FUND INVESTORS I
(IN LIQUIDATION)
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
JUNE 30, 1998  (UNAUDITED)

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30 1998  (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS

Investment in BlackRock Asset Investors, at estimated
     fair value (cost $76,985,522) (Notes 1 and 3)                 $ 72,127,511
Repurchase agreement dated 06/30/98
     with State Street Bank and Trust, Co. 5.25% due 07/01/98,
     collateralized by $395,000 United States Treasury Note
     6.50% due 08/31/01 (market value $413,571)
     (repurchase proceeds $405,059) (cost $405,000)                     405,000
                                                                   ------------

     Total investments (cost $77,390,522)                            72,532,511
                                                                   ------------

Cash                                                                      4,402
Notes receivable (Note 4)                                                64,000
Other assets                                                              3,423
                                                                   ------------

     Total assets                                                    72,604,336
                                                                   ------------
LIABILITIES

Master administration fee payable (Note 2)                              234,030
Notes payable (Note 4)                                                   64,000
Other accrued expenses                                                   72,132
                                                                   ------------

     Total liabilities                                                  370,162
                                                                   ------------

NET ASSETS                                                         $ 72,234,174
                                                                   ============
Net assets were comprised of:
     Shares of beneficial interest, at par (Note 5)                $      2,783
     Paid-in capital in excess of par                                77,089,488
                                                                   ------------
                                                                     77,092,271
     Net unrealized depreciation on investment companies             (4,858,097)
                                                                   ------------

     Total net assets                                              $ 72,234,174
                                                                   ============

Net asset value per share                                          $     259.57
                                                                   ============

Total shares outstanding at end of period                            278,283.29
                                                                   ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998  (UNAUDITED)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME

Income
     Interest (net of interest expense of $2,536)                  $   19,390
     Dividend income                                                6,305,402
                                                                   ----------

     Total income                                                   6,324,792
                                                                   ----------

Expenses
     Master administration (Note 2)                                   234,030
     Deferred organization expenses                                    58,559
     Directors                                                         31,240
     Audit                                                              8,630
     Legal                                                              8,630
     Transfer Agent                                                     2,600
     Custodian                                                          2,480
     Miscellaneous                                                      9,630
                                                                   ----------

          Total expenses                                              355,799
                                                                   ----------

     Net investment income                                          5,968,993
                                                                   ----------

UNREALIZED LOSS ON INVESTMENTS (NOTE 3)

Net change in unrealized depreciation on investment companies        (649,883)
                                                                   ----------


NET INCREASE IN NET ASSETS

     RESULTING FROM OPERATIONS                                     $5,319,110
                                                                   ==========



--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 1998  (UNAUDITED)

--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

Cash flows provided by operating activities:
     Dividends and interest received                            $ 6,342,298
     Expenses paid                                                 (580,266)
                                                                -----------

     Net cash flows provided by operating activities              5,762,032
                                                                -----------

Net sales of investments                                         12,892,506
                                                                -----------

Cash flows used for financing activities:
     Distributions to shareholders                              (18,654,610)
                                                                -----------

Net decrease in cash                                                    (72)

Cash beginning of period                                              4,474
                                                                -----------

Cash end of period                                              $     4,402
                                                                ===========

RECONCILIATION OF NET INCREASE IN NET
     ASSETS RESULTING FROM OPERATIONS
     TO NET CASH FLOWS PROVIDED BY
     OPERATING ACTIVITIES

Net increase in net assets resulting from operations            $ 5,319,110
                                                                -----------

Increase in unrealized depreciation                                 649,883
Decrease in deferred organization expenses and other assets          76,064
Decrease in other accrued expenses                                 (283,025)
                                                                -----------

     Total adjustments                                              442,922
                                                                -----------
Net cash flows provided by operating activities                 $ 5,762,032
                                                                ===========







--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENTS OF CHANGES IN NET ASSETS  (UNAUDITED)

--------------------------------------------------------------------------------

                                                                           FOR THE SIX MONTHS            FOR THE YEAR ENDED
                                                                          ENDED JUNE 30, 1998             DECEMBER 31, 1997
                                                                         ----------------------        -----------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

     Net investment income                                                    $ 5,968,993                   $ 53,101,750
     Net change in unrealized depreciation
          on investment companies                                                (649,883)                    (2,173,275)
                                                                              -----------                   ------------

     Net increase in net assets resulting
          from operations                                                       5,319,110                     50,928,475
                                                                              -----------                   ------------

Dividends and distributions to shareholders from:

     Net investment income                                                     (5,968,993)                   (52,038,821)
     Return of capital                                                        (12,685,617)                  (102,421,276)
                                                                              -----------                   ------------

      Total dividends and distributions to shareholders                       (18,654,610)                  (154,460,097)
                                                                              -----------                   ------------

Fund share transactions:

     Proceeds from shares issued                                                       --                     62,999,109
                                                                              -----------                   ------------

     Net increase in net assets resulting
          from fund share transactions                                                 --                     62,999,109
                                                                              -----------                   ------------

     Net decrease                                                             (13,335,500)                   (40,532,513)

NET ASSETS

Beginning of period                                                            85,569,674                    126,102,187
                                                                              -----------                   ------------

End of period                                                                 $72,234,174                   $ 85,569,674
                                                                              ===========                   ============






--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
FINANCIAL HIGHLIGHTS  (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  MARCH 29, 1995*
                                                   FOR THE SIX MONTHS   FOR THE YEAR ENDED   FOR THE YEAR ENDED       THROUGH
                                                   ENDED JUNE 30, 1998   DECEMBER 31, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995
                                                   -------------------  ------------------   ------------------  -----------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                       $ 307.49           $ 678.38              $ 684.36        $ 1,000.00
                                                           --------           --------              --------        ----------
     Net investment income (loss) (a)                         21.45             201.41                207.34            (88.36)
     Net realized and unrealized gain (loss) (a)              (2.33)            (17.25)                30.04           (227.28)
                                                           --------           --------              --------        ----------
     Net increase (decrease) from investment operations       19.12             184.16                237.38           (315.64)
                                                           --------           --------              --------        ----------

     Less dividends and distributions:

     Net investment income                                   (21.45)           (187.00)              (131.31)               --
     In excess of net investment income                        --                 --                   (7.16)               --
     Net realized gain                                         --                 --                  (17.09)               --
     Return of capital                                       (45.59)           (368.05)               (87.80)               --
                                                           --------           --------              --------                --
                                                             (67.04)           (555.05)              (243.36)               --
                                                           --------           --------              --------                --
Net asset value, end of period                             $ 259.57           $ 307.49              $ 678.38        $   684.36
                                                           ========           ========              ========        ==========

TOTAL INVESTMENT RETURN                                       6.22%             27.15%                53.11%          (31.56)%

RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                                                  0.86%(b)           0.65%                 1.55%             7.73%(b)
Net investment income (loss) (c)                             14.43%(b)          30.14%                29.24%           (7.73)%(b)

SUPPLEMENTAL DATA:
Average net assets (in thousands)                           $83,438           $176,208               $71,295          $15,573
Portfolio turnover                                             --                 --                    --                 --
Net assets, end of period (in thousands)                    $72,234            $85,570              $126,102          $34,317


-----------------------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.

(a)  Calculated based on average shares.

(b)  Annualized.

(c) The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 on an annualized basis is 0.37% and 6.17%, respectively, for the six months ended June 30, 1998. The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 on an annualized basis is 0.58% and 27.24%, respectively, for the year ended December 31, 1997. The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 is 0.57% and 10.69%, respectively, for the year ended December 31, 1996. The ratio of expenses and net investment loss to total investor capital commitments of $194,950,055 on an annualized basis is 0.62% and (0.62)%, respectively, for the year ended December 31, 1995.

     Contained above is the unaudited operating performance based on an average share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.

See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I  (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 1.       ORGANIZATION AND ACCOUNTING POLICIES

     BlackRock Fund Investors I ("Fund I") is a non-diversified closed-end investment company organized as a Delaware business trust. Fund I invests all of its investable assets in BlackRock Asset Investors ("BAI" or the "Trust") which is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company and has the same investment objective as Fund I. The value of Fund I's investment in BAI reflects Fund I's proportionate interest in the net assets of BAI. The performance of Fund I is directly affected by the performance of BAI. The financial statements of BAI are included in this report and should be read in conjunction with Fund I's financial statements.

     The Board of Trustees of Fund I ("Trustees") approved a plan of liquidation ("Plan") on September 18, 1997 which was adopted by the shareholders on October 3, 1997 ("Adoption Date"). The Plan term runs two years from the Adoption Date. The Plan requires the Trustees to oversee the complete and orderly liquidation of Fund I and wind-up the Trust. Any remaining assets and liabilities may be deposited in a voting trust at any time before the end of the Plan term. The liquidation of Fund I in accordance with the Plan, will result in distributions paid subsequent to the Adoption Date being characterized for tax purposes first as a return of capital until a shareholder's basis is reduced to zero, and then as capital gain. The character of distributions paid subsequent to the Adoption Date are determined in accordance with income tax regulations which may differ from Generally Accepted Accounting Principals.

     The following is a summary of significant accounting policies followed by Fund I.

SECURITIES VALUATION: Fund I's interest in BAI common shares is valued by Fund I at its proportionate interest in the net asset value of BAI (approximately 35% at June 30, 1998). Fund I also holds 532.44 BAI preferred shares which are valued at cost ($266,220). Valuation of securities by BAI is discussed in Note 1 of BAI's Notes to Consolidated Financial Statements which are included elsewhere in this report.

     Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase are valued at current market quotations until maturity.

     In connection with transactions in repurchase agreements, the custodian for Fund I takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Fund I may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and Fund I amortizes premium or accretes discount on securities purchased using the interest method. Dividends and distributions received from BAI are recorded based on the character of the dividend or distribution received.

TAXES: It is Fund I's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.Therefore, no federal income or excise tax provision is required.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

MASTER ADMINISTRATION, ADMINISTRATION AND OTHER EXPENSES: Master administration and other expenses are recorded on the accrual basis.

DEFERRED ORGANIZATION EXPENSES: A total of $130,484 was incurred in connection with the organization of Fund I. As of June 30, 1998, the amortization of these costs have been accelerated, bringing the balance to zero.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2.       AGREEMENTS

     Fund I has a Master Administration Agreement with BlackRock Financial Management, Inc. (the "Master Administrator ") which provides that during the Commitment Period the Trust will pay to the Master Administrator for its services (which are solely administrative in nature) a semi-annual fee, in arrears, in an amount equal to .50% of the aggregate Capital Commitments, on an annualized basis. Subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Master Administrator is .50% of the weighted average capital invested during the relevant period on an annualized basis.

     Fund I has also entered into an Administration  Agreement with State Street
Bank  and  Trust  Company   ("State   Street").   For  its  services  under  the
Administration Agreement, State Street receives no fees from Fund I.

     Pursuant to the agreements, the Master Administrator provides various administrative services, provides office space and pays the compensation of officers of Fund I, who are affiliated persons of the Master Administrator. State Street pays occupancy and certain clerical and accounting costs of Fund I. Fund I bears all other costs and expenses.

      Certain trustees of BAI and Fund I, who are not interested parties, are paid a fee, which is split ratably between BAI, Fund I, BlackRock Fund Investors II and BlackRock Fund Investors III, for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

NOTE 3.       PORTFOLIO SECURITIES

     For the six months ended June 30, 1998, there were no purchases or sales of investment securities, other than short-term investments. The federal income tax basis of the investments at June 30, 1998 was substantially the same as the basis for financial reporting.

NOTE 4.       NOTES

     Fund I holds a note with a principal amount of $64,000 from BAI. The note pays interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by Fund I and due on dissolution of BAI.

     Fund I has issued and sold notes in the aggregate principal amount of $64,000 paying interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of Fund I.

NOTE 5.       CAPITAL

     As of June 30, 1998, the total capital commitments from investors was $194,950,055 of which a net amount of $78,367,275 had been called and received. The commitment period ended on January 17, 1998.

TRUSTEES
Laurence D. Fink, CHAIRMAN
Terry Blaney
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Kendrick R. Wilson, I

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Wesley R. Edens, CHIEF OPERATING OFFICER
Robert I. Kauffman, MANAGING DIRECTOR
Randal A. Nardone, MANAGING DIRECTOR AND ASSISTANT SECRETARY
Erik P. Nygaard, MANAGING DIRECTOR
Henry Gabbay, TREASURER
Susan L. Wagner, SECRETARY
James Kong, ASSISTANT TREASURER

MASTER ADMINISTRATOR
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY  10154

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281-1431

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY  10022

The accompanying financial statements as of June 30, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

BLACKROCK FUND INVESTORS I
Two Heritage Drive
North Quincy, MA  02171

BLACKROCK ASSET INVESTORS
(IN LIQUIDATION)
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
JUNE 30, 1998  (UNAUDITED)

BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                       NAME OF ISSUER
                     AND TITLE OF ISSUE                                          PAR (000)                  VALUE
                     ------------------                                          ---------                  -----

RESIDENTIAL COMMERCIAL MORTGAGE PASS-THROUGH
CERTIFICATES - 9.4%
     BCF L.L.C. Series 1996 - C2 Class A - Interest Only                            4,589                  $      93,816
     BCF L.L.C. Series 1996 - C2 Class B - Interest Only                            7,645                         67,638
     BCF L.L.C. Series 1996 - C2 Class C - Interest Only                            5,734                         66,272
     BCF L.L.C. Series 1996 - C2 Class D - Interest Only                            6,691                         84,019
     BCF L.L.C. Series 1996 - C2 Class E                                            9,079                      8,510,023
     BCF L.L.C. Series 1996 - C2 Class F                                            2,109                      2,028,830
     BCF L.L.C. Series 1996 - C2 Class G                                            6,690                      2,583,275
     BCF L.L.C. Series 1997 - R2 Class B4                                           1,007                        678,368
     BCF L.L.C. Series 1997 - R2 Class B5                                             992                        524,323
     BCF L.L.C. Series 1997 - R2 Class B6                                           1,954                        550,764
     BCF L.L.C. Series 1997 - C1 Class X1 - Interest Only                          22,126                        148,078
     BCF L.L.C. Series 1997 - C1 Class X2 - Interest Only                          14,394                        258,576
     BCF L.L.C. Series 1997 - C1 Class E - Interest Only                            5,012                        116,884
     BCF L.L.C. Series 1997 - C1 Class F                                            1,566                      1,307,451
     BCF L.L.C. Series 1997 - C1 Class G                                            5,952                      2,576,919
                                                                                                           -------------
Total Residential and Commercial Mortgage Pass-Through Certificates
(cost $18,162,238)                                                                                            19,595,236
                                                                                                           -------------
L.L.C. INVESTMENTS - 5.6%
     BCC Investors, L.L.C.  (cost $11,570,092)                                     11,570                     11,570,092
                                                                                                           -------------
PARTNERSHIP INVESTMENTS - 79.5%
     BlackRock Capital Finance (cost $165,724,548)                                                           164,832,650
                                                                                                           -------------
TOTAL LONG TERM INVESTMENTS - (COST $195,456,878)                                                            195,997,978
                                                                                                           -------------
SHORT TERM INVESTMENT - 0.1%
Repurchase agreement dated 06/30/98
     with State Street Bank and Trust, Co. 5.25% due 07/01/98,
     collateralized by $290,000 United States Treasury
     Note 6.50% due 08/31/01 (market value $303,635)
     (repurchase proceeds $295,043) (cost $295,000)                                    295                       295,000
                                                                                                           -------------
TOTAL INVESTMENTS - (COST $195,751,878) - 94.6%                                                              196,292,978
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%                                                                  12,177,387
LIQUIDATION VALUE OF PREFERRED STOCK - (0.5)%                                                                 (1,020,000)
                                                                                                           -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100%                                                        $ 207,450,365
                                                                                                           =============





-------------------------------------------------------------------------------------------------------------------------
See Notes to Consolidated Financial Statements.

BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
ASSETS

Investments, at estimated fair value (cost $195,751,878)                                          $ 196,292,978
Cash, including cash held in foreign banks of $35,941                                                    40,023
Interest rate caps, at value (Amortized Cost $184,113) (Note 3)                                              10
Unrealized gain on foreign currency contracts (Note 1)                                                  118,652
Receivable due from affiliates                                                                       12,785,744
Other assets                                                                                                 44
                                                                                                 --------------
     Total assets                                                                                   209,237,451
                                                                                                 --------------
LIABILITIES

Investment advisory fee payable (Note 2)                                                                348,000
Notes payable                                                                                           192,500
Administration fee payable                                                                               24,265
Other accrued expenses                                                                                  202,321
                                                                                                  -------------
     Total liabilities                                                                                  767,086
                                                                                                  -------------
NET INVESTMENT ASSETS                                                                             $ 208,470,365
                                                                                                  =============
Net assets were comprised of:
     Common shares of beneficial interest, at par (Note 5)                                              $ 7,299
     Paid in capital in excess of par                                                               221,257,680
     Preferred stock, at par (Note 5)                                                                 1,020,000
                                                                                                  -------------
                                                                                                    222,284,979
     Accumulated net realized loss on investments, forward currency
       contracts and foreign currency                                                               (14,290,302)
     Net unrealized appreciation on investments, forward currency
       contracts, foreign currency and interest rate caps                                               475,688
                                                                                                  -------------
     Total Net Investment Assets                                                                  $ 208,470,365
                                                                                                  =============
Net assets applicable to common shareholders                                                      $ 207,450,365
                                                                                                  =============
Net asset value per common share ($207,450,365 divided by 729,898
     common shares issued and outstanding)                                                        $      284.22
                                                                                                  =============
Total common shares outstanding at end of period                                                     729,898.17
                                                                                                  =============
---------------------------------------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements.

BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME

Income
     Net investment income earned from BCF                                                         $ 16,121,949
     Interest (net of interest expense of $7,685)                                                     2,642,326
     Other income (Note 3)                                                                               38,410
                                                                                                  -------------
Total income                                                                                         18,802,685
                                                                                                  -------------
Expenses
     Investment advisory                                                                                348,000
     Deferred organization expenses                                                                      84,000
     Directors                                                                                           31,000
     Administration                                                                                      29,000
     Audit                                                                                               25,000
     Legal                                                                                               25,000
     Accounting                                                                                          15,000
     Custodian                                                                                            8,000
     Miscellaneous                                                                                       35,128
                                                                                                  -------------
     Total operating expenses                                                                           600,128
                                                                                                  -------------
     Net investment income                                                                           18,202,557
                                                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
     FORWARD CURRENCY CONTRACTS, FOREIGN CURRENCY
     TRANSACTIONS AND INTEREST RATE CAPS (NOTE 3)

Net realized gain (loss) on:
      Foreign currency and forward currency contracts                                                   213,797
      BCF investments                                                                                  (824,362)
                                                                                                  -------------
      Net realized loss                                                                                (610,565)
                                                                                                  -------------
Net change in unrealized appreciation (depreciation) on:
      Foreign Currency and forward currency contracts                                                   (91,251)
      BCF investments                                                                                (1,400,575)
      Interest rate caps                                                                                226,184
                                                                                                  -------------
      Net change in unrealized depreciation                                                          (1,265,642)
                                                                                                   ------------
      Net realized and unrealized loss                                                               (1,876,207)
                                                                                                   ------------
NET INCREASE IN NET INVESTMENT ASSETS
     RESULTING FROM OPERATIONS                                                                     $ 16,326,350
                                                                                                   ============






----------------------------------------------------------------------------------------------------------------------------
See Notes to Consolidated Financial Statements.



BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 1998  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH

Cash flows provided by operating activities:
          Net investment income                                                                     $ 2,735,743
          BCF net income                                                                             16,121,949
          Expenses paid                                                                              (1,290,688)
          Recievable from affiliates                                                                (12,785,744)
          Net loss from forward currency contracts and transactions                                     213,797
          Net unrealized gain from foreign currency transactions                                        (95,568)
                                                                                                    -----------
          Net cash flows provided by operating activities                                             4,899,489
                                                                                                    -----------
Cash flows used for investing activities -
          purchase of repurchase agreements, net                                                       (295,000)
                                                                                                    -----------
Cash flows used for financing activities -
          payment of distributions                                                                   (4,632,590)
                                                                                                    -----------
Net decrease in cash                                                                                    (28,101)

Cash and foreign currency, beginning of period                                                           68,124
                                                                                                    -----------
Cash and foreign currency, end of period                                                               $ 40,023
                                                                                                    ===========
RECONCILIATION OF NET INCREASE IN NET
         ASSETS RESULTING FROM OPERATIONS
         TO NET CASH FLOWS PROVIDED BY
         OPERATING ACTIVITIES

Net increase in net assets resulting from operations                                               $ 16,326,350
                                                                                                   ------------
Increase in unrealized appreciation                                                                   1,265,642
Net realized loss on BCF investments                                                                    824,362
Decrease in accrued expenses and other liabilities                                                     (877,072)
Increase in due from affiliates                                                                     (12,785,744)
Decrease in interest receivable                                                                          55,007
Decrease in other assets                                                                                 90,944
                                                                                                  -------------
          Total adjustments                                                                         (11,426,861)
                                                                                                  -------------
Net cash flows provided by operating activities                                                    $  4,899,489
                                                                                                  =============

----------------------------------------------------------------------------------------------------------------
See Notes to Consolidated Financial Statements.



BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                                                                   FOR THE SIX MONTHS               FOR THE YEAR ENDED
                                                                   ENDED JUNE 30,1998                DECEMBER 31, 1997
                                                                 -----------------------          -----------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

     Net investment income                                            $  18,202,557                    $ 155,336,523

     Net realized loss                                                     (610,565)                      (8,441,205)

     Net change in unrealized appreciation (depreciation)                (1,265,642)                       3,068,906
                                                                      -------------                    -------------

     Net increase in net assets resulting
        from operations                                                  16,326,350                      149,964,224
                                                                      -------------                    -------------


Dividends and distributions:

To common shareholders from:
     Net investment income                                              (18,202,557)                    (156,186,380)
     Return of capital                                                  (33,797,443)                    (292,813,620)

To preferred shareholders from:
     Net investment income                                                       --                          (76,254)
                                                                      -------------                    -------------

Total dividends & distributions to
      common and preferred shareholders                                 (52,000,000)                    (449,076,254)
                                                                      -------------                    -------------

Fund share transactions:

     Proceeds from common shares issued                                          --                      183,000,000
                                                                      -------------                    -------------
     Net decrease                                                       (35,673,650)                    (116,112,030)

NET INVESTMENT ASSETS

Beginning of period                                                     244,144,015                      360,256,045
                                                                      -------------                    -------------
End of period                                                         $ 208,470,365                    $ 244,144,015
                                                                      =============                    =============



--------------------------------------------------------------------------------------------------------------------
See Notes to Consolidated Financial Statements.


BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
CONSOLIDATED STATEMENT OF FINANCIAL HIGHLIGHTS  (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     MARCH 29, 1995*
                                                        FOR THE SIX MONTHS   FOR THE YEAR ENDED   FOR THE YEAR ENDED   THROUGH
                                                           ENDED JUNE 30        DECEMBER 31,         DECEMBER 31,     DECEMBER 31,
                                                                1998                1997                1996              1995
                                                        ------------------   ------------------   ------------------ ---------------
PER SHARE OPERATING

     PERFORMANCE:

Net asset value per common share,

     Beginning of period                                     $ 333.09             $ 741.42            $ 765.99     $ 1,000.00
                                                             --------             --------            --------     ----------
     Net investment income (loss) (a)                           24.94               224.83              262.06         (150.3)**
     Net realized and unrealized gain (loss) (a)                (2.57)              (17.90)              14.05          (83.8)**
                                                             --------             --------            --------     ----------
Net increase (decrease) from investment operations              22.37               206.93              276.11        (234.01)
                                                             --------             --------            --------     ----------

Less dividends & distributions:
To common shareholders from:

     Net investment income                                     (24.94)             (213.98)            (168.12)            --
     Net realized gains                                            --                   --               (5.92)            --
     In excess of net realized gain                                --                   --              (13.96)            --
     Return of capital                                         (46.30)             (401.18)            (112.68)            --
     To preferred shareholders from net investment income          --                (0.10)                 --             --
                                                             --------             --------            --------     ----------
                                                               (71.24)             (615.26)            (300.68)            --
                                                             --------             --------            --------     ----------
Net asset value per common share, end of period              $ 284.22             $ 333.09            $ 741.42       $ 765.99
                                                             --------             --------            --------     ----------

TOTAL INVESTMENT RETURN                                          6.72%               27.91%              50.00%        (23.40)%

RATIOS TO AVERAGE NET ASSETS
     OF COMMON SHAREHOLDERS:

Operating expenses (c)                                           0.51%(b)             0.54%               1.15%         10.78%(b)**
Net investment income (loss) (c)                                15.40%(b)            31.04%              33.17%        (13.15)%(b)**

SUPPLEMENTAL DATA:
Average net assets of

          common shareholders (in thousands)                 $238,358             $500,489            $206,466        $47,282
Portfolio turnover                                                  0%                  71%                 --             27%
Net assets of common shareholders,

          end of period (in thousands)                       $207,450             $243,124            $359,236       $100,991
Asset coverage per share of preferred stock,
          end of period (in thousands)                           $102                 $119                $176             --

------------------------------------------------------------------------------------------------------------------------------------

*  Commencement of investment operations.
** Restated to conform to 1996 presentation.
(a)  Calculated based on average shares.

(b)  Annualized.

(c) The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 is 0.22% and 6.55%, respectively, for the six months ended June 30, 1998. The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 is 0.48% and 27.73%, respectively, for the year ended December 31, 1997. The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 is 0.90% and 12.22%, respectively, for the year ended December 31, 1996. The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 on an annualized basis is 0.90% and (1.11)%, respectively, for the year ended December 31, 1995.

     Contained above is the unaudited operating performance based on an average common share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.

See Notes to Consolidated Financial Statements.

BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1.       ORGANIZATION AND ACCOUNTING POLICIES

BACKGROUND: BlackRock Asset Investors ("BAI" or the "Trust") is a non-diversified closed-end investment company organized as a Delaware business trust registered under the Investment Company Act of 1940. The Declaration of Trust permits the Trustees to create a limited number of series (or "Funds"), each of which issues a separate class of shares. The Trustees have established BlackRock Fund Investors I, BlackRock Fund Investors II, and BlackRock Fund Investors III. The Trust will seek to achieve high total returns primarily from its investments in subordinated commercial mortgage-backed securities and other investment securities and from its investment in its wholly-owned affiliate, BlackRock Capital Finance L.P. ("BCF"), and other mortgage affiliates, which will engage primarily in the business of pooling and repackaging performing commercial mortgage loans as commercial mortgage-backed securities for distribution to the Trust and its strategic coinvestors (Note 3) and for sale in capital markets. In addition, BCF will work out distressed commercial and residential mortgage loans. BCF is a Delaware limited partnership, with BAI as the 99% General Partner, and Asset Investors Inc. ("AII") as the 1% Limited Partner as of December 31, 1996. On January 1, 1997 BAI purchased 80% of AII's BCF ownership. As of June 30, 1998 BAI owns a 99.8% general partnership interest in BCF and AII owns a 0.2% limited partnership interest in BCF. BAI consolidates AII under generally accepted accounting principals as it owns 100% of AII outstanding shares.

     The Trust and BCF invest in debt securities and the ability of issuers of such debt securities held by the Trust and BCF to meet their obligations may be affected by economic developments in a specific industry or region. No assurance can be given that the Trust's investment objective will be achieved.

     The following is a summary of significant accounting policies followed by the Trust.

PLAN OF LIQUIDATION: On September 18, 1997 the Board of Trustees of BAI ("Trustees") approved a plan of liquidation ("Plan") and a technical amendment to the terms of BAI's Preferred Shares to facilitate the Plan which was adopted by the Shareholders on October 6, 1997 (Adoption Date). The Plan term runs two years from the Adoption Date. The Plan requires the Trustees to oversee the complete and orderly liquidation of BAI and wind-up the Trust. Any remaining assets and liabilities may be deposited in a voting trust at any time before the end of the Plan term. The liquidation of BAI in accordance with the Plan, will result in distributions paid subsequent to the adoption date being characterized for tax purposes first as a return of capital until a shareholder's basis is reduced to zero, and then as capital gain. The character of distributions paid prior to the adoption date are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

INVESTMENT VALUATION: In valuing the Trust's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. The Trust values mortgage-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades, unless the Trust's Board of Directors determines that such price does not reflect its fair value, in which case it will be valued at its fair value as determined by the Trust's Board of Directors.

     The Trust's investment in BCF is valued based on the equity of such entity which entity reports on a fair value basis (see Note 3). BCF generally invests in mortgage loans acquired as distressed or nonperforming loans which are valued at current cost from the date of acquisition to the date on which a significant event occurs, such as revaluation of the collateral, resolution of legal impediments, bankruptcy of the borrower or restructuring of the loan. When a significant event affecting valuation occurs, the mortgage loan shall be revalued on the basis of such event and, if possible, shall thereafter, be valued on an analytical basis rather than at cost basis.

     Any securities or other assets, held by the Trust, for which current market quotations are not readily available are valued at fair value as determined in good faith under the Valuation Policy and Guidelines established by and under the general supervision and responsibility of the Trust's Valuation Committee.

     Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase are valued at current market quotations until maturity.

     In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. As writer of an option, the Trust may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Option selling and purchasing is used by the Trust to effectively hedge positions. In general, the Trust uses options to hedge a long or short position or an overall portfolio. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at any time or at a specified time during the option period. A put option gives the holder the right to sell, and obligates the writer to buy, the underlying position at the exercise price at any time or at a specified time during the option period. Put options can be purchased to effectively hedge a long position or a portfolio against price declines. In the same sense, call options can be purchased to hedge short positions or a portfolio against price declines. The Trust can also sell (or write) covered call options and put options to hedge portfolio positions.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

FINANCIAL FUTURES CONTRACTS: A financial futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period that the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

     The Trust may invest in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities the Trust intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates, or for risk management, or other portfolio management purposes. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Trust is also at risk of not being able to enter into a closing transaction for the futures contract because of an illiquid secondary market.

FORWARD CURRENCY CONTRACTS: The Trust enters into forward currency contracts primarily to hedge foreign currency risk. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks may arise as a result of the potential inability of the counterparts to meet the terms of their contract.

     Forward currency contracts, when used by the Trust, help to manage the overall exposure to the foreign currency backing many of the investments held by the Trust. Forward currency contracts are not meant to be used to eliminate all of the exposure to foreign currency, rather they allow the Trust to limit its exposure to foreign currency.

     Details of open forward currency sell contracts at June 30, 1998 are as follows:


                                                 VALUE AT
    SETTLEMENT             CONTRACT             SETTLEMENT             VALUE AT             UNREALIZED
       DATE              TO SELL (000)             DATE              JUNE 30,1998          APPRECIATION
 ----------------      ----------------      ----------------      ----------------      --------------
     08/18/98             FRF   51,000          $8,595,748            $8,477,096            $118,652
                                             ================      ================      ==============

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

         (II) purchases and sales of Investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions

     The Trust isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Trust reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

INTEREST RATE CAPS: The purchase of an interest rate cap entitles the purchaser, to the extend that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Interest rate caps are intended to manage the Trust's exposure to changes in short term interest rates. The effect on income involves protection from rising short interest rates, which the Trust experiences primarily in the form of leverage. The Trust is exposed to credit loss in the event of non-performance by the counterparty. The Trust does not anticipate non-performance by any counterparty.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust amortizes premium or accretes discount on securities purchased using the interest method. Net investment income and loss and net realized gain and loss realized by BCF are recorded on a flow through basis by the Trust.

TAXES: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required for the Trust.

INVESTMENT ADVISORY, ADMINISTRATION AND OTHER EXPENSES: Investment advisory, administration and other expenses are recorded on the accrual basis. Performance fees, if any, are determined and recorded annually.

DEFERRED ORGANIZATION EXPENSES: A total of $187,500 was incurred in connection with the organization of the Trust. As of June 30, 1998, the amortization of these costs have been accelerated, bringing the balance to zero.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. AGREEMENTS

     The Trust has an Investment Advisory Agreement with BlackRock Financial Management, Inc. (the "Advisor") which provides that during the Commitment Period the Trust will pay to the Advisor for its services a semi-annual fee, in arrears, in an amount equal to .75% of the aggregate Capital Commitments, on an annualized basis. Subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Advisor is reduced to .50% of the weighted average capital invested during the relevant period on an annualized basis. In addition to its management fee, the Trust will pay to the Advisor as of the first anniversary of the commencement of the Trust's operations, as of each December 31 thereafter and as of the Trust's termination date a performance fee payable only if certain criteria, as described in the Trust's Investment Advisory Agreement, are met.

      On December 6, 1996, the Board of Directors approved an amendment (approved retroactive to January 1, 1996) to the Investment Advisory Agreement which provided that during the Commitment Period the Trust will pay to the Advisor for its services a semi-annual fee, in arrears, in an amount equal to
 .375% of the aggregate Capital Commitments on an annualized basis and that subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Advisor is reduced to .25% of the weighted average capital invested during the relevant period on an annualized basis and the performance fee will be allocated between BCF and the Trust as determined by the Trust. On December 6, 1996 BAI approved an Investment Advisory Agreement with the Advisor which provides that during the Commitment Period BCF will pay to the Advisor for its services a semi-annual fee, in arrears, in an amount equal to .375% of the aggregate Capital Commitments, an annualized basis and that subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Advisor is reduced to .25% of the weighted average capital invested during the relevant period on an annualized basis and the performance fee will be allocated between BCF and BAI as determined by BAI.

     The Trust has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street") which provides that State Street will receive an annual fee equal to .06% of Trust's average net asset value up to $225 million, .04% of the next $225 million and .02% thereafter, subject to certain minimum requirements.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust, who are affiliated persons of the Advisor. State Street pays occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

     Certain trustees of the Trust and the Funds, who are not interested parties, are paid a fee, which is split ratably between BAI and the Funds, for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

NOTE 3.INVESTMENTS

     There were no purchases and proceeds from sales of investment securities, other than short-term investments, for the six months ended June 30, 1998. The federal income tax basis of the investments at June 30, 1998 was substantially the same as the basis for financial reporting.

     The Trust may invest without limit in securities which are not readily marketable, including those which are restricted as to disposition under securities law. At June 30, 1998 the Trust's direct and indirect investment in BCF of $168,444,707 is illiquid.

     BCF's summary financial information as of June 30, 1998 and for the six months then ended is as follows:

              ASSETS:

              Performing and distressed real estate
                  and related assets                              $ 149,895,868
              Cash, deposits and other real estate
                  related assets                                     48,645,814
              Other assets                                            1,315,357
                                                                  -------------
                  Total assets                                      199,857,039

              LIABILITIES:
              Accounts payable and accrued expenses                  35,024,389
                                                                  -------------
              PARTNERS' CAPITAL                                   $ 164,832,650
                                                                  =============

              REVENUE:
              Investment income                                   $  19,684,728
              EXPENSES:
              Expenses                                                3,562,779
                                                                  -------------
              NET INVESTMENT INCOME                                  16,121,949
                                                                  -------------
              NET REALIZED LOSS                                        (824,362)
              NET CHANGE IN UNREALIZED LOSS                          (1,400,575)
                                                                 --------------
              NET INCREASE IN NET ASSETS
              FROM OPERATIONS                                    $   13,897,012
                                                                 ==============

Details of open interest rate cap agreements at June 30, 1998 are as follows:


NOTIONAL                             MATURITY    INTEREST       VALUE AT          VALUE AT       UNREALIZED
AMOUNT            DESCRIPTION          DATE        RATE        TRADE DATE      JUNE 30, 1998    DEPRECIATION
------            -----------          ----        ----        ----------      -------------    ------------

100,000,000       3M Libor Cap        12/23/98     7.00%         $184,113            $10          $(184,103)
                                                               ===========     =============    =============


     On November 5, 1996, the Trust  purchased  warrants of Annington Homes Ltd.
(AHL). The warrants represent 16.07% of the total warrants issued by AHL. Each warrant is convertible into one share of common stock. On December 29, 1997 the Trust received approximately $34,778,642 on the warrants resulting in income of approximately $32 million. The payment increased the subscription price on the warrants from a nominal amount to approximately $6,350. At June 30, 1998, the Trust's Valuation Committee, in accordance with the Trust's Valuation Policy and Guidelines regarding investments for which market quotations are not readily available, have valued the Warrants at $0.

NOTE 4. NOTES

     The Trust has issued notes in the aggregate principal amount of $192,500 to the Funds. The Notes pay interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of the Trust

NOTE 5. CAPITAL

     As of June 30, 1998, the total capital commitments from the Funds was $560,267,692 of which a net amount of $225,138,102 had been called and received. The commitment period ended on January 17, 1998.
     There are 200 million shares of $.01 par value common stock authorized. The Trust may classify or reclassify any unissued shares of common stock into one or more series of preferred stock. On December 26, 1996 the Trust reclassified and issued 2,040 shares of preferred stock. The preferred stock has a liquidation value of $500 per share plus any accumulated but unpaid dividends. Dividends are cumulative and are paid annually at a rate which is equal to the treasury bill rate as of the preceding December 1 plus 3.5%.
     The Trust may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution, or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%.
     The Preferred Stock is redeemable at the option of the Trust, in whole or in part, at any time, for $500 per share plus any accumulated or unpaid dividends whether or not declared.
     The holders of Preferred Stock have voting rights equal to the holder of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of Preferred Stock are also entitled to elect two of the Trust's directors. In addition, the Investment Company Act of 1940 requires that, along with approval by stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's sub-classification as a closed-end investment company or changes in its fundamental investment restrictions.

TRUSTEES
Laurence D. Fink, CHAIRMAN
Terry Blaney
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Kendrick R. Wilson, III

OFFICERS

Ralph L. Schlosstein, PRESIDENT
Wesley R. Edens, CHIEF OPERATING OFFICER
Robert I. Kauffman, MANAGING DIRECTOR
Randal A. Nardone, MANAGING DIRECTOR
Erik P. Nygaard, MANAGING DIRECTOR
Henry Gabbay, TREASURER
Susan L. Wagner, SECRETARY
James Kong, ASSISTANT TREASURER

MASTER ADMINISTRATOR
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY  10154

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281-1431

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY  10022

The accompanying financial statements as of June 30, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of BAI shares.

BLACKROCK ASSET INVESTORS
Two Heritage Drive
North Quincy, MA  02171